Employee Benefits	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Employee Benefits
37.	EMPLOYEE BENEFITS

Composition	12/31/2024	12/31/2023	12/31/2022
Remunerations	476,841,577	411,256,224	363,338,254
Payroll taxes	118,624,145	103,722,158	89,655,245
Compensations and bonuses to employees	84,027,814	72,630,708	55,032,602
Employee services	23,966,538	18,882,513	18,464,444

Total	703,460,074	606,491,603	526,490,545